Related Party Transactions (Tables)	9 Months Ended
Jun. 30, 2026
Related Party Transactions
Schedule of Related Party Transactions Management Compensation
	Three-month periods ended		Nine-month periods ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Salaries, bonus and other benefits	$238	95	1,029	526
Share based compensation	223	259	394	512
	$461	354	1,423	1,038